Significant accounting policies - Additional Information (Detail)		6 Months Ended
	Jan. 16, 2023 AUD ($) $ / shares shares	Dec. 31, 2022 AUD ($)	Dec. 31, 2021 AUD ($)	Jan. 03, 2023 USD ($)	Jun. 30, 2022 AUD ($)	May 01, 2022 USD ($)	Jun. 30, 2021 AUD ($)
Disclosure of summary of significant accounting policies [line items]
Consolidated loss after income tax		$ 13,586,027	$ 13,201,848
Net cash outflows from operating activities		8,806,148	11,391,410
Consolidated cash in hand and at bank		4,390,523	15,188,957		$ 7,361,112		$ 27,586,760
Proceeds From Issuing Shares		5,850,869	$ 16,700
At The Market Equity Program [Member]
Disclosure of summary of significant accounting policies [line items]
Aggregate offering						$ 35,000,000
American Depository Shares [Member] | At The Market Equity Program [Member]
Disclosure of summary of significant accounting policies [line items]
Number of shares represented by one depositary receipt						10
Proceeds From Issuing Shares		$ 9,560,357
Deposit Recieved [Member] | Labcorp Early Development Laboratories Inc [Member]
Disclosure of summary of significant accounting policies [line items]
Deposits				$ 428,096
Major Ordinary Share Transactions [Member] | Share Purchase Plan [Member]
Disclosure of summary of significant accounting policies [line items]
Proceeds from issue of ordinary shares	$ 4,500,000
Major Ordinary Share Transactions [Member] | Share Purchase Plan [Member] | Unconditional Placement [Member]
Disclosure of summary of significant accounting policies [line items]
Proceeds from issue of ordinary shares	$ 2,792,572
Par value per share | $ / shares	$ 0.11
Major Ordinary Share Transactions [Member] | Share Purchase Plan [Member] | Conditional Placement [Member]
Disclosure of summary of significant accounting policies [line items]
Proceeds from issue of ordinary shares	$ 1,707,428
Par value per share | $ / shares	$ 0.11
Top of range [member] | Major Ordinary Share Transactions [Member] | Share Purchase Plan [Member]
Disclosure of summary of significant accounting policies [line items]
Number of shares issued | shares	30,000